UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  900 Third Avenue, 36th Floor
          New York, New York 10022

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/ Raul Espejel              Aventura, Florida             February 14, 2013
--------------------        ---------------------         ----------------------
 [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $217,889
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-14235                  Tempus Quo Alternative Master Fund, Ltd.

2.       028-14233                   Tempus Quo Master Fund, Ltd.

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

                                                    FORM 13F INFORMATION TABLE
                                                TEMPUS QUO CAPITAL MANAGEMENT, LLC
                                                         December 31, 2012



COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE                        VALUE     SHS OR     SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP       (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE     SHARED  NONE
--------------               --------        -----       --------   -------    ---  ----  ----------  ----     ----     ------  ----
ALLEGHENY TECHNOLOGIES INC   COM             01741R102       82         2,688  SH         SOLE                     2,688
APACHE CORP                  COM             037411105    3,542        45,126  SH         DEFINED     1           45,126
APACHE CORP                  COM             037411105    3,526        44,923  SH         DEFINED     2           44,923
APACHE CORP                  COM             037411105       89         1,136  SH         SOLE                     1,136
BP PLC                       SPONSORED ADR   055622104    2,404        57,728  SH         DEFINED     1           57,728
BP PLC                       SPONSORED ADR   055622104    2,404        57,722  SH         DEFINED     2           57,722
BP PLC                       SPONSORED ADR   055622104       58         1,382  SH         SOLE                     1,382
DEVON ENERGY CORP NEW        COM             25179M103    7,087       136,182  SH         DEFINED     1          136,182
DEVON ENERGY CORP NEW        COM             25179M103    7,087       136,189  SH         DEFINED     2          136,189
DEVON ENERGY CORP NEW        COM             25179M103      103         1,970  SH         SOLE                     1,970
METALS USA HLDGS CORP        COM             59132A104   32,372     1,850,882  SH         DEFINED     1        1,850,882
METALS USA HLDGS CORP        COM             59132A104   32,371     1,850,811  SH         DEFINED     2        1,850,811
METALS USA HLDGS CORP        COM             59132A104      103         5,903  SH         SOLE                     5,903
MOSAIC CO NEW                COM             61945C103      253         4,473  SH         DEFINED     1            4,473
MOSAIC CO NEW                COM             61945C103      254         4,480  SH         DEFINED     2            4,480
MOSAIC CO NEW                COM             61945C103       19           327  SH         SOLE                       327
NATIONAL OILWELL VARCO INC   COM             637071101    6,241        91,309  SH         DEFINED     1           91,309
NATIONAL OILWELL VARCO INC   COM             637071101    6,240        91,296  SH         DEFINED     2           91,296
NATIONAL OILWELL VARCO INC   COM             637071101       98         1,432  SH         SOLE                     1,432
NEWFIELD EXPL CO             COM             651290108      915        34,180  SH         DEFINED     1           34,180
NEWFIELD EXPL CO             COM             651290108      916        34,189  SH         DEFINED     2           34,189
NEWFIELD EXPL CO             COM             651290108       18           666  SH         SOLE                       666
POTASH CORP SASK INC         COM             73755L107      783        19,241  SH         DEFINED     1           19,241
POTASH CORP SASK INC         COM             73755L107      784        19,263  SH         DEFINED     2           19,263
POTASH CORP SASK INC         COM             73755L107       66         1,633  SH         SOLE                     1,633
TERNIUM SA                   SPON ADR        880890108   53,531     2,273,091  SH         DEFINED     1        2,273,091
TERNIUM SA                   SPON ADR        880890108   52,759     2,240,288  SH         DEFINED     2        2,240,288
TERNIUM SA                   SPON ADR        880890108      104         4,417  SH         SOLE                     4,417
TIM PARTICIPACOES S A        SPONSORED ADR   88706P205    1,797        90,687  SH         DEFINED     1           90,687
TIM PARTICIPACOES S A        SPONSORED ADR   88706P205    1,798        90,697  SH         DEFINED     2           90,697
TIM PARTICIPACOES S A        SPONSORED ADR   88706P205       86         4,340  SH         SOLE                     4,340




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